Income Taxes (Tables) - EQRx, INC. [Member]	12 Months Ended
Dec. 31, 2020
Income Taxes (Tables) [Line Items]
Schedule of no provision for income taxes
	Year Ended December 31, 2020	For the Period From August 26, 2019 (Inception) Through December 31, 2019
Profit before tax at federal statutory rate	21.0%	21.0%
State tax benefit, net of federal effects	5.4%	3.4%
Research and development credits	0.2%	0.0%
Change in fair value of convertible promissory notes	0.0%	(9.6)%
Change in valuation allowance	(26.6)%	(14.8)%
Effective income tax rate	0.0%	0.0%

Schedule of net deferred tax assets
	December 31,
	2020	2019
Deferred tax assets:
Net operating losses	$18,643	$875
Intangible assets	47,936	—
Operating lease liability	1,345	—
Research and development tax credits	657	—
Convertible note	397	273
Other	66	—
Accrued bonus	—	115
Total gross deferred tax assets	69,044	1,263
Valuation allowance	(67,758)	(1,263)
Net deferred tax assets	1,286	—
Deferred tax liabilities:
Operating lease asset	(1,286)	—
Total deferred tax liability	(1,286)	—
Net deferred tax asset (liability)	$—	$—